SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
SCHEDULE OF CONSOLIDATED FINANCIAL STATEMENTS

The accompanying unaudited condensed consolidated financial statements reflect the activities of the Company and each of the following subsidiaries:

Name of Company	Place of Incorporation	Attributable equity interest %	Registered/ Issued capital
VS MEDIA Holdings Limited	BVI	100	$20
VSM Holdings Limited	BVI	100	$1,774
VS MEDIA PTE. LTD.	Singapore	100	$1
VS Media Co Limited	BVI	100	$1,000
VS Media Limited	HK SAR	100	$—	*
GRACE CREATION LIMITED	HK SAR	100	$—	*
VS MEDIA LIMITED	Taiwan	100	$198,288

*	Less than $1

SCHEDULE OF ESTIMATED USEFUL LIVES OF PLAN AND EQUIPMENT
Leasehold improvements	the lesser of useful life or term of lease
Furniture and fixtures	3-5 years
Equipment	3-5 years

SCHEDULE OF ESTIMATED USEFUL LIVES OF THE INTANGIBLE ASSETS

Intangible assets are carried at cost less accumulated amortization. Amortization is provided over their useful lives, using the straight-line method. The estimated useful lives of the intangible assets are as follows:

Software platform	5 years

SCHEDULE OF CAPITAL ACCOUNTS ARE TRANSLATED AT THEIR HISTORICAL EXCHANGE RATES

	Six months ended June 30,
	2024	2023
Period-end $: HK$ exchange rate	7.8076	7.8200
Period average $: HK$ exchange rate	7.8186	7.8350
Period-end $: NT$ exchange rate	32.4944	31.0718
Period average $: NT$ exchange rate	31.8848	30.6095
Period-end $: SG$ exchange rate	1.3557	1.3545
Period average $: SG$ exchange rate	1.3467	1.3384

SCHEDULE OF DISAGGREGATION OF REVENUES

The Company’s main business operations are to provide: (i) campaign-based marketing services; (ii) optimization-based marketing services; (iii) social media platforms marketing services; and (iv) social commerce.

	Six months ended June 30,
Total revenues as of	2024	2023
Campaign-based marketing services	$2,161,033	$1,780,085
Optimization-based marketing services	1,318,273	1,337,378
Social media platforms marketing services	416,276	409,294
Social commerce	128,411	—
Total revenues	$4,023,993	$3,526,757